January 10, 2005

EDGAR FILING
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:  Heritage Series Trust
                       File Nos. 33-57986 and 811-7470
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Dear Sir or Madam:

     Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the above Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 34 ("PEA No. 34") to its Registration Statement on Form N-1A and that PEA No. 34 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9044.

                                             Very truly yours,


                                             /s/ David Joire

                                             David Joire



cc:  Jim Sutherland
     Heritage Asset Management, Inc.